CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Jun. 30, 2015 USD ($) subsidiaries	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	18
Estimated residual values of leased property (un-guaranteed)	$ 239,002	$ 239,002
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	2
Carrying value of vessels	$ 61,300
Unearned lease income	13,700
Estimated residual values of leased property (un-guaranteed)	21,700
Outstanding loan balance	26,200
Outstanding loan balance, current portion	$ 4,800
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiaries	16
Carrying value of vessels	$ 358,700
Outstanding loan balance	178,200
Outstanding loan balance, current portion	$ 18,800